General administrative expenses and other operating incomes (expenses) (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of general administrative expenses and other operating income (expense) [Abstract]
Details of administrative expenses

(1)	Details of general and administrative expenses recognized are as follows (Unit: Korean Won in millions):

			2018		2017
			Three months ended June 30	Six months ended June 30	Three months ended June 30	Six months ended June 30
Salaries	Short term employee benefits	Salaries	341,645	644,663	326,034	654,191
		Employee benefits	108,933	213,627	114,170	213,600
	Retirement benefit service costs		36,610	72,936	36,972	74,057
	Termination		20,994	20,994	5,477	5,477

	Subtotal		508,182	952,220	482,653	947,325

F-90

		2018		2017
		Three months ended June 30	Six months ended June 30	Three months ended June 30	Six months ended June 30
Depreciation and amortization		52,222	99,698	45,380	94,927
Other general and administrative expenses	Rent	79,546	159,126	76,297	156,708
	Taxes and public dues	38,275	67,385	34,077	63,178
	Service charges	52,807	104,970	47,611	96,418
	Computer and IT related	21,704	43,581	16,089	30,477
	Telephone and communication	16,819	33,729	16,111	31,590
	Operating promotion	9,339	19,768	10,003	21,053
	Advertising	13,808	20,493	22,434	29,880
	Printing	1,928	3,892	2,095	4,237
	Traveling	2,679	6,034	2,920	6,024
	Supplies	1,737	3,223	1,517	3,117
	Insurance premium	1,961	4,002	1,956	4,169
	Reimbursement	4,964	5,902	4,710	9,177
	Maintenance	3,672	8,027	3,331	6,882
	Water, light, and heating	2,809	7,203	2,883	7,146
	Vehicle maintenance	2,379	4,594	2,602	4,964
	Others	12,823	23,491	11,488	21,155

	Subtotal	267,250	515,420	256,124	496,175

	Total	827,654	1,567,338	784,157	1,538,427

Details of other operating incomes

(2)	Details of other operating income recognized are as follows (Unit: Korean Won in millions):

	2018		2017
	Three months ended June 30	Six months ended June 30	Three months ended June 30	Six months ended June 30
Gains on transaction of foreign exchange	157,245	847,397	619,297	1,698,987
Gains on disposal of loans and receivables (*1)	—	—	14,861	201,860
Gains related to derivatives	26,373	28,943	11,592	11,656
Gains on fair value hedged items	18,861	66,555	(7,094)	11,860
Others (*2)	1,741	17,522	5,813	68,668

Total	204,220	960,417	644,469	1,993,031

(*1)

Gain on disposal of loan and receivables occurred for the six month ended June 30, 2018 was presented into a separate account for gain related to financial assets at amortized cost in accordance with the adoption of IFRS 9.

(*2)

Other income includes such income amounting to 28,800 million Won for the six months ended June 30, 2017, respectively, that the Group recognized for it is to receive from other creditor financial institutions in accordance with the creditor financial institutions committee agreement.

Details of other operating expenses

(3)	Details of other operating expenses recognized are as follows (Unit: Korean Won in millions):

	2018		2017
	Three months ended June 30	Six months ended June 30	Three months ended June 30	Six months ended June 30
Losses on transactions of foreign exchange	114,971	726,348	534,740	1,374,764
KDIC deposit insurance premium	79,585	156,765	77,146	150,256
Contribution to miscellaneous funds	73,849	146,781	71,927	144,262
Losses (Gains) on disposals of loans and receivables (*1)	—	—	(40)	28
Losses (Gains) related to derivatives	13,059	62,366	(16,441)	31,131
Losses on fair value hedged items	—	—	15,820	15,846
Others (*2)	45,707	87,571	38,584	75,554

Total	327,171	1,179,831	721,736	1,791,841

(*1)

Loss on disposal of loan and receivables occurred for the six month ended June 30, 2018 was presented into a separate account for loss related to financial assets at amortized cost in accordance with the adoption of IFRS 9.

(*2)

Other expense includes such expenses amounting to 1,412 million Won and 3,325 million Won for the six months ended June 30, 2018 and 2017, respectively, which are related to the Group’s expected payments to other creditor financial institutions in accordance with the creditor financial institutions committee agreement. In addition, ‘Other expense’ for the six months ended June 30, 2018 and 2017 includes 25,179 million Won and 24,443 million Won, respectively, of intangible asset amortization expense.